Schedule - Schedule III - Real Estate and Accumulated Depreciation - Summary of Depreciable Lives (Detail)	12 Months Ended
Dec. 31, 2016
Buildings and building improvements | Minimum
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Depreciable lives	20 years
Buildings and building improvements | Maximum
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Depreciable lives	40 years
Land improvements | Minimum
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Depreciable lives	10 years
Land improvements | Maximum
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Depreciable lives	20 years
Fixtures and Integral Equipment | Minimum
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Depreciable lives	3 years
Fixtures and Integral Equipment | Maximum
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Depreciable lives	20 years